Related Party Transactions - Schedule of List of Related Party Transactions (Details)	6 Months Ended
Dec. 31, 2024
Wenquan Zhu [Member]
Schedule of List of Related Party Transactions [Line Items]
Relationship of related parties transactions	Principal shareholder, Chief Executive Officer and chairman of the Group
Big Tree Cloud Network Technology (Shenzhen) Co., LTD [Member]
Schedule of List of Related Party Transactions [Line Items]
Relationship of related parties transactions	Controlled by Wenquan Zhu